Document and Entity Information	Oct. 25, 2021
Cover [Abstract]
Entity Registrant Name	MKS INSTRUMENTS INC
Amendment Flag	true
Entity Central Index Key	0001049502
Document Type	8-K/A
Document Period End Date	Oct. 25, 2021
Entity Incorporation State Country Code	MA
Entity File Number	000-23621
Entity Tax Identification Number	04-2277512
Entity Address, Address Line One	2 Tech Drive
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	978
Local Phone Number	645-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	MKSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On October 29, 2021, MKS Instruments, Inc., a Massachusetts corporation (the “Company”), filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, the appointment of Geoff Wild to the Company’s Board of Directors, effective immediately following the closing of the Company’s acquisition of Atotech Limited, a Bailiwick of Jersey company (“Atotech”) (the “Acquisition”). In connection with the Acquisition, Mr. Wild will be entitled to severance payments pursuant to the terms of his employment agreement with Alpha US Bidco, Inc., a subsidiary of Atotech (“Alpha US”) (as amended, the “Atotech Employment Agreement”). The Company is filing this amendment to the Original Form 8-K (“Amendment No. 1”) to disclose certain severance payments and other compensatory arrangements payable by Alpha US to Mr. Wild that were not determinable at the time of the Original Form 8-K. This Amendment No. 1 amends and supplements the description of severance payments and other compensatory arrangements set forth in Item 5.02 of the Original Form 8-K.